Pay vs Performance Disclosure $ / shares in Units, pure in Millions	12 Months Ended
	Dec. 29, 2023 USD ($) $ / shares	Dec. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jan. 01, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Compensation Actually Paid Tables
The following tables summarize the relationship between Named Executive Officer (“NEO”) compensation actually paid (“Compensation Actually Paid” or “CAP”) and our financial performance for our last four completed fiscal years, calculated in the manner required by Item 402(v) of Regulation S-K. The following tables and the associated narrative and graphical disclosure should be viewed together for a more complete presentation of such relationship over the periods presented.
Year (a)	Summary Compensation Table Total for Mr. Kubasik(1) (b)	Summary Compensation Table Total for Mr. Brown(1) (c)	Compensation Actually Paid to Mr. Kubasik(2) (d)	Compensation Actually Paid to Mr. Brown(2) (e)	Average Summary Compensation Table Total Paid to non-CEO NEOs(3) (f)	Average Compensation Actually Paid to non-CEO NEOs(2)(3) (g)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (j)	(Company Selected Measure) Adjusted Free Cash Flow (in millions)(4) (k)
							TSR (h)	Peer Group TSR (i)
2023	$19,824,247	n/a	$19,039,757	n/a	$5,225,867	$3,807,223	$108.52	$114.66	$1,198	$2,009
2022	$16,714,229	n/a	$21,278,977	n/a	$5,008,120	$5,096,945	$104.68	$107.39	$1,061	$2,029
2021	$15,697,749	$15,707,755	$23,168,382	$22,994,342	$3,232,194	$4,708,200	$105.19	$91.50	$1,842	$2,746
2020	n/a	$15,452,653	n/a	$18,317,486	$7,108,088	$8,177,817	$91.48	$80.81	$1,086	$2,686

(1)
Mr. Kubasik became CEO of L3Harris and its principal executive officer on June 29, 2021, at which point, our former CEO, William M. Brown transitioned to the role of Executive Chair. Following Mr. Brown’s transition to Executive Chair, Mr. Brown remained a named executive officer during such fiscal year, but was no longer the CEO of L3Harris. Mr. Brown retired on June 29, 2022.

(2)
To calculate CAP, the following amounts were deducted from and added to the total compensation set forth in the Summary Compensation Table for the fiscal year shown:

Mr. Kubasik Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2023	$1,542,308	$3,735,500	$13,489,141	n/a	$1,057,298	$19,824,247	$(13,489,141)	$12,704,652	$19,039,757
2022	$1,500,000	$2,625,000	$11,788,065	n/a	$801,164	$16,714,229	$(11,788,065)	$16,352,813	$21,278,977
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$409,779	$15,697,749	$(11,037,970)	$18,508,603	$23,168,382
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$419,785	$15,707,755	$(11,037,970)	$18,324,557	$22,994,342
2020	$1,492,308	$2,850,000	$10,794,567	n/a	$315,778	$15,452,653	$(10,794,567)	$13,659,400	$18,317,486
Average Non-CEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2023	$600,180	$807,220	$3,098,563	0	$719,903	$5,225,867	$(3,098,563)	$1,679,920	$3,807,223
2022	$500,272	$773,250	$3,245,952	n/a	$488,646	$5,008,120	$(3,245,952)	$3,334,777	$5,096,945
2021	$671,731	$472,500	$1,919,408	n/a	$168,556	$3,232,194	$(1,919,408)	$3,395,414	$4,708,200
2020	$853,654	$1,230,000	$4,094,108	$122,587	$807,739	$7,108,088	$(4,216,695)	$5,286,424	$8,177,817

(i)
Represents “Stock Awards” and “Option Awards” reported in the Summary Compensation Table for the fiscal year shown.

(ii)
Represents the change in actuarial present value of the NEO’s accumulated benefit under all defined benefit pension plans, reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the Summary Compensation Table for the fiscal year shown.

(iii)
Represents “All Other Compensation” reported in the Summary Compensation Table for the fiscal year shown.

(iv)
Reflects deductions for the grant date fair value of equity-based awards granted each fiscal year (column (i)) and the change in pension value each fiscal year (column (ii)), where applicable.

(v)
Reflects additions for total pension benefit adjustment and equity award adjustment amounts. The following table describes the components of the adjustments to the Summary Compensation Table Total that are attributable to pension benefits for the fiscal year shown:

Pension Value Adjustment
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$0	$0	$0
2022	$0	$0	$0
2021	$0	$0	$0
2020	$0	$0	$0
The following tables describe the components of the adjustments to the Summary Compensation Table Total that are attributable to the value of equity awards calculated in accordance with the methodology for determining CAP for each fiscal year shown, with all fair values computed in accordance with ASC 718. Below the following tables is further information regarding the determination of fair values of the equity awards.
Mr. Kubasik Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$13,752,145	$211,837	n/a	$(1,457,649)	n/a	$198,319	$12,704,652
2022	$10,746,951	$319,308	n/a	$4,996,245	n/a	$290,308	$16,352,813
2021	$14,701,225	$2,694,420	n/a	$669,503	n/a	$443,455	$18,508,603
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$14,701,225	$3,300,380	n/a	$(92,869)	n/a	$415,821	$18,324,557
2020	$10,784,404	$2,579,879	n/a	$0	n/a	$295,117	$13,659,400
Average Non-CEO NEOs Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,457,732	$21,148	$102,909	$(199,172)	$(736,879)	$34,182	$1,679,920
2022	$2,568,851	$54,465	$510,320	$1,762,397	$(1,637,690)	$76,433	$3,334,777
2021	$2,556,542	$746,601	n/a	$(1,051)	n/a	$93,323	$3,395,414
2020	$4,090,296	$1,141,370	n/a	$(88,316)	n/a	$143,074	$5,286,424
The fair values of performance share units were computed based on the probable outcome of the performance conditions for each grant. A multifactor Monte Carlo model was used to simulate our stock price and TSR relative to other companies in the S&P 500 as of the last day of the fiscal year, less a discount because dividends are not payable on performance share units during the performance period. Each performance share unit earned at the end of the applicable multi-year performance period and paid out receives accrued dividend equivalents in an amount equal to any cash dividends or other distributions paid with respect to an issued and outstanding share of our common stock during the performance period. Payment of such dividend equivalents is made in cash at the time of the actual payout of performance share units ultimately earned as determined after completion of the performance period. Dividends declared with respect to issued and outstanding shares of our common stock were $4.56, $4.48, $4.08 and $3.40 per share in fiscal 2023, 2022, fiscal 2021 and fiscal 2020, respectively. The dollar value of dividend equivalents paid on vested performance share units is included in the “All Other Compensation” column of the Summary Compensation Table when the value of such dividend equivalents paid was not factored into the grant date fair value of the underlying performance shares units.
The fair value of restricted stock units was determined using the closing market price of our common stock on each date. Although dividends are also not payable on restricted stock units during the restriction period, the fair values of restricted stock units do not reflect any discounts. Instead, each restricted stock unit paid out receives accrued dividend equivalents in an amount per share equal to any cash dividends or other distributions paid with respect to an issued and outstanding share of our common stock during the restricted period, with payment of such dividends to be made in cash at the time of the actual payout of restricted stock units after completion of the restricted period.
For the purposes of calculating CAP and pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions and included the value of dividend equivalents accrued on stock awards during the year, when the value of such dividend equivalents paid was factored into the grant date fair value of the underlying stock units, as part of our equity adjustments shown above.
The fair value of stock options and performance stock options were calculated as of each date using the Black-Scholes-Merton option-pricing model. Pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions.
(3)
The non-CEO NEOs reflected in columns (f) and (g) represent the following individuals for each fiscal year shown: 2023 — Mr. Bedingfield, Mr. Mehta, Mr. Stackley, Mr. Zoiss, Ms. Turner; 2022 — Mr. Brown, Jesus Malave, Jr., Ms. Turner, Jon Rambeau, Mr. Stackley, Mr. Zoiss; 2021 — Mr. Malave, Todd W. Gautier, Mr. Stackley, Mr. Zoiss; and 2020 — Mr. Kubasik, Mr. Malave, Mr. Gautier, Mr. Zoiss.

(4)
See Appendix A for reconciliations of GAAP to non-GAAP financial measures.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote
(1)
Mr. Kubasik became CEO of L3Harris and its principal executive officer on June 29, 2021, at which point, our former CEO, William M. Brown transitioned to the role of Executive Chair. Following Mr. Brown’s transition to Executive Chair, Mr. Brown remained a named executive officer during such fiscal year, but was no longer the CEO of L3Harris. Mr. Brown retired on June 29, 2022.

Adjustment To PEO Compensation, Footnote
(2)
To calculate CAP, the following amounts were deducted from and added to the total compensation set forth in the Summary Compensation Table for the fiscal year shown:

Mr. Kubasik Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2023	$1,542,308	$3,735,500	$13,489,141	n/a	$1,057,298	$19,824,247	$(13,489,141)	$12,704,652	$19,039,757
2022	$1,500,000	$2,625,000	$11,788,065	n/a	$801,164	$16,714,229	$(11,788,065)	$16,352,813	$21,278,977
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$409,779	$15,697,749	$(11,037,970)	$18,508,603	$23,168,382
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$1,500,000	$2,750,000	$11,037,970	n/a	$419,785	$15,707,755	$(11,037,970)	$18,324,557	$22,994,342
2020	$1,492,308	$2,850,000	$10,794,567	n/a	$315,778	$15,452,653	$(10,794,567)	$13,659,400	$18,317,486
Mr. Kubasik Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$13,752,145	$211,837	n/a	$(1,457,649)	n/a	$198,319	$12,704,652
2022	$10,746,951	$319,308	n/a	$4,996,245	n/a	$290,308	$16,352,813
2021	$14,701,225	$2,694,420	n/a	$669,503	n/a	$443,455	$18,508,603
2020	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Mr. Brown Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	$14,701,225	$3,300,380	n/a	$(92,869)	n/a	$415,821	$18,324,557
2020	$10,784,404	$2,579,879	n/a	$0	n/a	$295,117	$13,659,400

Non-PEO NEO Average Total Compensation Amount	$ 5,225,867	$ 5,008,120	$ 3,232,194	$ 7,108,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,807,223	5,096,945	4,708,200	8,177,817
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-CEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Salary	Bonus and Non- Equity Incentive Compensation	Equity-Based Awards (i)	Change in Pension Value (ii)	All Other Compensation (iii)	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (iv)	Additions to Summary Compensation Table Total (v)	Compensation Actually Paid
2023	$600,180	$807,220	$3,098,563	0	$719,903	$5,225,867	$(3,098,563)	$1,679,920	$3,807,223
2022	$500,272	$773,250	$3,245,952	n/a	$488,646	$5,008,120	$(3,245,952)	$3,334,777	$5,096,945
2021	$671,731	$472,500	$1,919,408	n/a	$168,556	$3,232,194	$(1,919,408)	$3,395,414	$4,708,200
2020	$853,654	$1,230,000	$4,094,108	$122,587	$807,739	$7,108,088	$(4,216,695)	$5,286,424	$8,177,817

(i)
Represents “Stock Awards” and “Option Awards” reported in the Summary Compensation Table for the fiscal year shown.

(ii)
Represents the change in actuarial present value of the NEO’s accumulated benefit under all defined benefit pension plans, reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the Summary Compensation Table for the fiscal year shown.

(iii)
Represents “All Other Compensation” reported in the Summary Compensation Table for the fiscal year shown.

(iv)
Reflects deductions for the grant date fair value of equity-based awards granted each fiscal year (column (i)) and the change in pension value each fiscal year (column (ii)), where applicable.

(v)
Reflects additions for total pension benefit adjustment and equity award adjustment amounts. The following table describes the components of the adjustments to the Summary Compensation Table Total that are attributable to pension benefits for the fiscal year shown:

Pension Value Adjustment
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$0	$0	$0
2022	$0	$0	$0
2021	$0	$0	$0
2020	$0	$0	$0
Average Non-CEO NEOs Equity Award Adjustments
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,457,732	$21,148	$102,909	$(199,172)	$(736,879)	$34,182	$1,679,920
2022	$2,568,851	$54,465	$510,320	$1,762,397	$(1,637,690)	$76,433	$3,334,777
2021	$2,556,542	$746,601	n/a	$(1,051)	n/a	$93,323	$3,395,414
2020	$4,090,296	$1,141,370	n/a	$(88,316)	n/a	$143,074	$5,286,424
The fair values of performance share units were computed based on the probable outcome of the performance conditions for each grant. A multifactor Monte Carlo model was used to simulate our stock price and TSR relative to other companies in the S&P 500 as of the last day of the fiscal year, less a discount because dividends are not payable on performance share units during the performance period. Each performance share unit earned at the end of the applicable multi-year performance period and paid out receives accrued dividend equivalents in an amount equal to any cash dividends or other distributions paid with respect to an issued and outstanding share of our common stock during the performance period. Payment of such dividend equivalents is made in cash at the time of the actual payout of performance share units ultimately earned as determined after completion of the performance period. Dividends declared with respect to issued and outstanding shares of our common stock were $4.56, $4.48, $4.08 and $3.40 per share in fiscal 2023, 2022, fiscal 2021 and fiscal 2020, respectively. The dollar value of dividend equivalents paid on vested performance share units is included in the “All Other Compensation” column of the Summary Compensation Table when the value of such dividend equivalents paid was not factored into the grant date fair value of the underlying performance shares units.
The fair value of restricted stock units was determined using the closing market price of our common stock on each date. Although dividends are also not payable on restricted stock units during the restriction period, the fair values of restricted stock units do not reflect any discounts. Instead, each restricted stock unit paid out receives accrued dividend equivalents in an amount per share equal to any cash dividends or other distributions paid with respect to an issued and outstanding share of our common stock during the restricted period, with payment of such dividends to be made in cash at the time of the actual payout of restricted stock units after completion of the restricted period.
For the purposes of calculating CAP and pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions and included the value of dividend equivalents accrued on stock awards during the year, when the value of such dividend equivalents paid was factored into the grant date fair value of the underlying stock units, as part of our equity adjustments shown above.
The fair value of stock options and performance stock options were calculated as of each date using the Black-Scholes-Merton option-pricing model. Pursuant to SEC rules, we disregarded the estimates of forfeitures related to service-based vesting conditions.
(3)
	The non-CEO NEOs reflected in columns (f) and (g) represent the following individuals for each fiscal year shown: 2023 — Mr. Bedingfield, Mr. Mehta, Mr. Stackley, Mr. Zoiss, Ms. Turner; 2022 — Mr. Brown, Jesus Malave, Jr., Ms. Turner, Jon Rambeau, Mr. Stackley, Mr. Zoiss; 2021 — Mr. Malave, Todd W. Gautier, Mr. Stackley, Mr. Zoiss; and 2020 — Mr. Kubasik, Mr. Malave, Mr. Gautier, Mr. Zoiss
Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Total Cumulative Return*
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted Free Cash Flow
Total Shareholder Return Vs Peer Group	TSR: Company vs. Peer Group*
Tabular List, Table
Unranked List of the Most Important Financial Performance Measures Used to Link Compensation Actually Paid for Fiscal 2023 to Company Performance
The table below provides an unranked list of the most important financial performance measures used by us to link Compensation Actually Paid for fiscal 2023 to our performance. Each of these financial performance measures is described in detail under the “Annual Cash Incentive” and “Long-term Incentives” headings in the “Compensation Discussion and Analysis” section of this proxy statement.
Most Important Financial Performance Measures
Adjusted Free Cash Flow
(Company-Selected Measure)
3-year Cumulative EPS
3-year Average ROIC

Total Shareholder Return Amount	$ 108.52	104.68	105.19	91.48
Peer Group Total Shareholder Return Amount	114.66	107.39	91.5	80.81
Net Income (Loss)	$ 1,198,000,000	$ 1,061,000,000	$ 1,842,000,000	$ 1,086,000,000
Company Selected Measure Amount	2,009	2,029,000,000	2,746,000,000	2,686,000,000
PEO Name	Mr. Kubasik
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0	$ 0	$ 0	$ 0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 0	$ 0	$ 0	$ 0
Dividends Payable, Amount Per Share | $ / shares	$ 4.56	$ 4.48	$ 4.08	$ 3.4
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	3-year Cumulative EPS
Measure:: 3
Pay vs Performance Disclosure
Name	3-year Average ROIC
Mr Kubasik [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,824,247	$ 16,714,229	$ 15,697,749
PEO Actually Paid Compensation Amount	19,039,757	21,278,977	23,168,382
Salary and Wage, Excluding Cost of Good and Service Sold	1,542,308	1,500,000	1,500,000
Bonus And Non Equity Incentive Compensation Amount	3,735,500	2,625,000	2,750,000
Share-Based Payment Arrangement, Expense	13,489,141	11,788,065	11,037,970
All Other Compensation	1,057,298
All Other Compensation Amount		801,164	409,779
Mr Kubasik [Member] | Adjustment For Deductions Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,489,141)	(11,788,065)	(11,037,970)
Mr Kubasik [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,704,652	16,352,813	18,508,603
Mr Kubasik [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,752,145	10,746,951	14,701,225
Mr Kubasik [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,837	319,308	2,694,420
Mr Kubasik [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,457,649)	4,996,245	669,503
Mr Kubasik [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,319	290,308	443,455
Mr Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			15,707,755	$ 15,452,653
PEO Actually Paid Compensation Amount			22,994,342	18,317,486
Salary and Wage, Excluding Cost of Good and Service Sold			1,500,000	1,492,308
Bonus And Non Equity Incentive Compensation Amount			2,750,000	2,850,000
Share-Based Payment Arrangement, Expense			11,037,970	10,794,567
All Other Compensation Amount			419,785	315,778
Mr Brown [Member] | Adjustment For Deductions Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,037,970)	(10,794,567)
Mr Brown [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,324,557	13,659,400
Mr Brown [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,701,225	10,784,404
Mr Brown [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,300,380	2,579,879
Mr Brown [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(92,869)	0
Mr Brown [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			415,821	295,117
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary and Wage, Excluding Cost of Good and Service Sold	600,180	500,272	671,731	853,654
Bonus And Non Equity Incentive Compensation Amount	807,220	773,250	472,500	1,230,000
Share-Based Payment Arrangement, Expense	3,098,563	3,245,952	1,919,408	4,094,108
All Other Compensation	719,903
All Other Compensation Amount		488,646	168,556	807,739
Postemployment Benefits, Period Expense	0			122,587
Non-PEO NEO [Member] | Adjustment For Deductions Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,098,563)	(3,245,952)	(1,919,408)	(4,216,695)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,679,920	3,334,777	3,395,414	5,286,424
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,457,732	2,568,851	2,556,542	4,090,296
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,148	54,465	746,601	1,141,370
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,172)	1,762,397	(1,051)	(88,316)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,182	76,433	$ 93,323	$ 143,074
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,909	510,320
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (736,879)	$ (1,637,690)